Results related to derecognition of financial liabilities (Tables)	3 Months Ended
Mar. 31, 2023
Results related to derecognition of financial liabilities
Schedule of results related to derecognition of financial liabilities

	Three month period
	ended March 31,

	2023	2022
	€1,000	€1,000

Gain on waiver of Amylon convertible loans	408	—
	408	—